Provisions - Summary of Provisions by Class (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Beginning balance	$ 1,918	$ 2,400
Effect of changes in foreign exchange rates	(15)	(115)
Provisions made	305	535
Provisions used	(499)	(806)
Provisions reversed	(146)	(56)
Other movements	(652)	(40)
Ending balance	911	1,918
Restructuring [Member]
Disclosure of other provisions [line items]
Beginning balance	130	153
Effect of changes in foreign exchange rates	(2)	(7)
Provisions made	69	69
Provisions used	(78)	(75)
Provisions reversed	(16)	(2)
Other movements		(8)
Ending balance	103	130
Disputes [Member]
Disclosure of other provisions [line items]
Beginning balance	1,077	1,383
Effect of changes in foreign exchange rates	(13)	(65)
Provisions made	234	195
Provisions used	(128)	(377)
Provisions reversed	(92)	(54)
Other movements	(642)	(5)
Ending balance	436	1,077
Other - Disputes [Member]
Disclosure of other provisions [line items]
Beginning balance	711	864
Effect of changes in foreign exchange rates		(43)
Provisions made	2	271
Provisions used	(293)	(354)
Provisions reversed	(38)
Other movements	(10)	(27)
Ending balance	$ 372	$ 711